Investments in and Advances to Unconsolidated Joint Ventures - Balance Sheet (Details) $ in Thousands	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Equity Method Investments and Joint Ventures [Abstract]
Cash and cash equivalents	$ 41,314	$ 33,683	$ 53,936
Restricted cash	6,072	8,374	12,279
Real estate inventories	403,651	386,487	415,730
Other assets	2,079	1,664	3,972
Total assets	453,116	430,208	485,917
Accounts payable and accrued liabilities	33,275	28,706	57,813
Notes Payable	108,829	97,664	94,890
Liabilities	142,104	126,370	152,703
The Company's equity	48,090	46,857	60,572
Other partners' equity	262,922	256,981	272,642
Total equity	311,012	303,838	333,214
Total liabilities and equity	$ 453,116	$ 430,208	$ 485,917
Ratio of indebtedness to capital of equity method investments	25.90%	24.30%
Ratio of indebtedness to equity	35.00%	32.10%	28.50%
Ratio of indebtedness to capital		0.243	0.222